RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN (Tables)	12 Months Ended
Mar. 31, 2013
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Abstract]
Schedule Of Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosur [Table Text Block]

For income tax purposes, the Partnership reports using a December 31 year-end. The Partnership’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Total	Series 7	Series 9	Series 10
Net income (loss) for financial reporting purposes, March 31, 2013	$121,234	$-	$77,368	$(49,977)

Operating limited partnership rents received in advance	(135)	-	-	-

Accrued partnership management fees not recognized (recognized) for tax purposes	(484,374)	-	(282,823)	(322,624)

Other	13,461,378	-	4,392,444	314,785

Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(1,878,168)	-	(213,903)	(236,913)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(615,198)	-	(108,871)	(93,265)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(738,533)	-	(179,592)	(82,932)

Income (loss) for tax return purposes, December 31, 2012	$9,866,204	$-	$3,684,623	$(470,926)

For income tax purposes, the Partnership reports using a December 31 year-end. The Partnership’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Series 11	Series 12	Series 14
Net income (loss) for financial reporting purposes, March 31, 2013	$(22,413)	$49,560	$66,696

Operating limited partnership rents received in advance	-	-	(135)

Accrued partnership management fees not recognized (recognized) for tax purposes	68,632	(37,065)	89,506

Other	50,084	1,738,153	6,965,912

Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(420,925)	(244,848)	(761,579)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(70,011)	(132,852)	(210,199)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(109,056)	(11,606)	(355,347)

Income (loss) for tax return purposes, December 31, 2012	$(503,689)	$1,361,342	$5,794,854

For income tax purposes, the Partnership reports using a December 31 year-end. The Partnership’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Total	Series 7	Series 9	Series 10
Net income (loss) for financial reporting purposes, March 31, 2012	$395,757	$-	$124,050	$223,667

Operating limited partnership rents received in advance	(26,057)	-	-	(23,357)

Accrued partnership management fees not recognized (recognized) for tax purposes	(377,033)	-	85,445	96,512

Other	4,716,199	-	2,565,458	13,273

Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(2,145,042)	-	(490,952)	(292,886)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(1,127,950)	-	(192,798)	(90,412)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,704,620)	-	(276,867)	(150,458)

Income (loss) for tax return purposes, December 31, 2011	$(268,746)	$-	$1,814,336	$(223,661)

For income tax purposes, the Partnership reports using a December 31 year-end. The Partnership’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 11	Series 12	Series 14
Net income (loss) for financial reporting purposes, March 31, 2012	$(77,985)	$(110,223)	$236,248

Operating limited partnership rents received in advance	-	-	(2,700)

Accrued partnership management fees not recognized (recognized) for tax purposes	(181,362)	(169,476)	(208,152)

Other	(6,394)	122,895	2,020,967

Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(325,309)	(247,885)	(788,010)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(194,330)	(174,377)	(476,033)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(809,231)	(57,195)	(410,869)

Income (loss) for tax return purposes, December 31, 2011	$(1,594,611)	$(636,261)	$371,451

Schedule Of Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Table Text Block]

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2013 are as follows:

	Total	Series 7	Series 9	Series 10

Investments in operating limited partnerships - tax return December 31, 2012	$(38,413,564)	$-	$(6,647,910)	$(5,453,975)

Add back losses not recognized under the equity method	28,772,360	-	4,753,015	3,593,274

Impairment loss in investments in operating limited partnerships	(2,545,068)	-	(151,618)	(457,341)

Less share of loss - three months ended March 31, 2013	(655,610)	-	-	-

Other	12,841,882	-	2,046,513	2,318,042

Investments in operating limited partnerships - as reported, March 31, 2013	$-	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2013 are as follows:

	Series 11	Series 12	Series 14

Investments in operating limited partnerships - tax return December 31, 2012	$(7,323,615)	$(8,290,033)	$(10,698,031)

Add back losses not recognized under the equity method	4,915,654	6,302,487	9,207,930

Impairment loss in investments in operating limited partnerships	(282,491)	(102,414)	(1,551,204)

Less share of loss - three months ended March 31, 2013	-	(158,916)	(496,694)

Other	2,690,452	2,248,876	3,537,999

Investments in operating limited partnerships - as reported, March 31, 2013	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2012 are as follows:

	Total	Series 7	Series 9	Series 10

Investments in operating limited partnerships - tax return December 31, 2011	$(48,393,618)	$-	$(10,525,978)	$(5,088,117)

Add back losses not recognized under the equity method	32,626,477	-	6,554,370	3,477,406

Impairment loss in investments in operating limited partnerships	(3,521,265)	-	(369,919)	(457,341)

Less share of loss - three months ended March 31, 2012	(938,709)	-	-	-

Other	20,227,115	-	4,341,527	2,068,052

Investments in operating limited partnerships - as reported, March 31, 2012	$-	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2012 are as follows:

	Series 11	Series 12	Series 14

Investments in operating limited partnerships - tax return December 31, 2011	$(6,882,763)	$(9,490,387)	$(16,406,373)

Add back losses not recognized under the equity method	4,552,756	6,646,523	11,395,422

Impairment loss in investments in operating limited partnerships	(282,491)	(185,348)	(2,226,166)

Less share of loss - three months ended March 31, 2012	-	(177,104)	(761,605)

Other	2,612,498	3,206,316	7,998,722

Investments in operating limited partnerships - as reported, March 31, 2012	$-	$-	$-